Income Taxes (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Deferred tax assets:
Accrued liabilities not currently deductible	$ 71,211	$ 64,210
Stock-based compensation	76,995
Net operating loss and capital loss carryforwards	1,386,186	506,259
Gross deferred tax assets	1,534,392	570,469
Valuation allowance	(1,088,770)	(417,581)
Gross deferred tax assets net of valuation allowance	445,622	152,888
Deferred tax liabilities
Stock-based compensation	16,625	16,625
Website development costs and fixed assets	428,997	136,263
Net deferred tax asset	$ 0	$ 0